NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Mar. 31, 2015
NET INCOME (LOSS) PER SHARE
Schedule of computation of basic and diluted net income (loss) per share

	2013
	(Thousands of Yen) Net Income (Numerator)	Weighted-Average Common Shares Outstanding (Denominator)	Per Share Amount
Basic net income attributable to UBIC, Inc. shareholders	¥596,021	31,584,220	¥18.9

Effect of dilutive securities:
Stock options		596,990
Convertible notes		346,570

Diluted net income attributable to UBIC, Inc. shareholders	¥596,021	32,527,780	¥18.3

	2014
	(Thousands of Yen) Net Loss (Numerator)	Weighted-Average Common Shares Outstanding (Denominator)	Per Share Amount
Basic net loss attributable to UBIC, Inc. shareholders	¥(448,350)	34,058,003	¥(13.2)

Effect of dilutive securities:
Stock options *(1)		—

Diluted net loss attributable to UBIC, Inc. shareholders	¥(448,350)	34,058,003	¥(13.2)

	2015

	(Thousands of Yen) Net Income (Numerator)	Weighted-Average Common Shares Outstanding (Denominator)	Per Share Amount

Basic net income attributable to UBIC, Inc. shareholders	¥218,453	34,956,728	¥6.3

Effect of dilutive securities:
Stock options		842,025

Diluted net income attributable to UBIC, Inc. shareholders	¥218,453	35,798,753	¥6.1

*(1) The calculation of diluted net loss per share for the year ended March 31, 2014 does not include potentially dilutive securities because their inclusion would be anti-dilutive (i.e., reduce the net loss per share).